UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2007
                                                   -----------------

Check here if Amendment [  ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
                -----------------------------
Address:        225 Friend Street
                -----------------------------
                Suite 801
                -----------------------------
                Boston, MA 02114
                -----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
                -----------------------------
Title:          President
                -----------------------------
Phone:          617.573.9550
                -----------------------------

Signature, Place and Date of Signing:


        /s/ George Putnam, III            Boston, MA              May 2, 2007
     -----------------------------    -------------------     -----------------
             [Signature]                 [City, State]              [Date]


Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE


                                             Report Summary:

Number of Other Included Managers:                 0
                                            ----------------

Form 13F Information Table Entry Total:           47
                                            ----------------

Form 13F Information Table Value Total:         162,606
                                            ----------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

New Generation Advisers, Inc. March 31, 2007


                                                                                                      Column 8  Column 8  Column 8
                          Title of                   Value                   Investment   Other        Voting    Voting    Voting
Name of Issuer             Class        CUSIP      ($1,000)       Shares     Discretion  Managers       Sole     Shared     None
--------------             -----        -----      --------       ------     ----------  --------       ----     ------     ----

Ace Aviation Holdings     Class A     G0070K103      6,661       252,204       Sole        None       252,204
Acme Communications        Common     004631107      3,478       610,221       Sole        None       610,221
AMR Corporation            Common     001765106      1,772        58,180       Sole        None        58,180
Armstrong World            Common     04247X102      5,563       109,392       Sole        None       109,392
Benjamin Franklin S&L      Common     082072208        322       107,200       Sole        None       107,200
Blockbuster                Common     093679108      5,804       901,300       Sole        None       901,300
Bookham                    Common     09856E105      1,750       771,100       Sole        None       771,100
Brocade Communication      Common     111621108      5,682       596,860       Sole        None       596,860
CIENA                      Common     171779309      2,757        98,628       Sole        None        98,628
Conexant Systems           Common     207142100      2,598     1,574,525       Sole        None     1,574,525
Continental Airlines      Class B     210795308      1,895        52,075       Sole        None        52,075
Covad Communications       Common     222814204      3,169     2,495,100       Sole        None     2,495,100
DDI                        Common     233162502      1,949       284,986       Sole        None       284,986
Delphi                     Common     24712610J      2,446       843,535       Sole        None       843,535
Electroglas                Common     285324109      2,078       980,139       Sole        None       980,139
Exide                      Common     302051206      5,345       614,373       Sole        None       614,373
Finisar                    Common     31787A101      5,639     1,611,000       Sole        None     1,611,000
Gateway                    Common     367626108      4,126     1,884,000       Sole        None     1,884,000
Global Industries          Common     379336100      1,814        99,175       Sole        None        99,175
Goodyear Tire & Rubber     Common     382550101      6,075       194,780       Sole        None       194,780
Grey Wolf                  Common     397888108      2,408       359,415       Sole        None       359,415
Harmonic                   Common     413160102      4,384       446,400       Sole        None       446,400
Hayes Lemmerz              Common     420781304      7,887     1,079,000       Sole        None     1,079,000
Healthsouth                Common     421924309      2,543       121,030       Sole        None       121,030
Horizon Offshore           Common     44043J204      4,713       325,900       Sole        None       325,900
iBasis                     Common     450732201      4,445       404,474       Sole        None       404,474
International Coal Group   Common     45928H106      3,814       764,707       Sole        None       764,707
JDS Uniphase               Common     46612J507      3,047       200,049       Sole        None       200,049
Kulicke and Soffa          Common     501242101      1,782       192,600       Sole        None       192,600
Ladish Co., Inc.           Common     505754200      2,637        70,048       Sole        None        70,048
MAIR Holding               Common     560635104      2,392       364,147       Sole        None       364,147
Mindspeed Technologies     Common     602682106      3,428     1,579,800       Sole        None     1,579,800
Newpark Resources          Common     651718504      3,540       502,155       Sole        None       502,155
Nortel Networks            Common     656568508      3,180       132,220       Sole        None       132,220
Owens Corning              Common     690732102      5,017       157,472       Sole        None       157,472



                                                                                             Column 8     Column 8      Column 8
                           Title of               Value              Investment   Other       Voting       Voting        Voting
Name of Issuer               Class     CUSIP     ($1,000)   Shares   Discretion  Managers      Sole        Shared         None
--------------             --------    -----     --------   ------   ----------  --------    --------     --------      --------

Parker Drilling            Common     701081101     2,303    245,275    Sole       None       245,275
Portland General           Common     736508847     4,213    144,285    Sole       None       144,285
Revlon class A             Common     761525500     2,769  2,587,632    Sole       None     2,587,632
Rite Aid                   Common     767754104     3,824    662,710    Sole       None       662,710
Six Flags                  Common     83001P109       257     42,750    Sole       None        42,750
Tellabs                    Common     879664100     3,194    322,660    Sole       None       322,660
Time Warner               Class A     88732J108     9,727    259,586    Sole       None       259,586
U.S. Airways Group         Common     90341W108     1,170     25,722    Sole       None        25,722
Visteon                    Common     92839U107     1,737    203,450    Sole       None       203,450
W.R. Grace                 Common     38388F108     3,125    118,300    Sole       None       118,300
Zhone Technologies         Common     98950P108     1,772  1,428,935    Sole       None     1,428,935
Zilog Inc.                 Common     989524301     2,375    531,333    Sole       None       531,333
